Schedule of investments
Delaware VIP Global Value Equity
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.58%Δ
Denmark − 2.34%
Novo Nordisk Class B	26,250	$ 4,169,061
		4,169,061
France − 14.07%
Air Liquide	41,700	6,980,110
Danone	117,440	7,307,542
Kering	2,810	1,833,323
Orange	348,140	4,135,965
Sodexo	48,750	4,761,443
		25,018,383
Germany − 10.93%
adidas AG	32,210	5,709,948
Fresenius Medical Care AG & Co.	76,670	3,254,200
Knorr-Bremse	50,450	3,360,523
SAP	56,220	7,098,929
		19,423,600
Japan − 4.60%
Asahi Group Holdings	51,200	1,905,563
Kao	93,400	3,635,622
Makita	105,900	2,637,426
		8,178,611
Netherlands − 5.31%
Koninklijke Ahold Delhaize	276,390	9,442,900
		9,442,900
Spain − 4.43%
Amadeus IT Group †	117,320	7,870,243
		7,870,243
Sweden − 8.05%
Essity Class B	179,900	5,138,646
H & M Hennes & Mauritz Class B	280,740	4,013,892
Securitas Class B	579,500	5,155,025
		14,307,563
Switzerland − 9.99%
Nestle	79,970	9,750,787
Roche Holding	11,910	3,403,195
Swatch Group	13,370	4,604,505
		17,758,487
United Kingdom − 12.94%
Diageo	150,180	6,702,485
Intertek Group	66,570	3,334,140
Smith & Nephew	438,240	6,091,774
Unilever	132,810	6,882,086
		23,010,485
United States − 25.92%
Clorox	43,420	6,870,780
Conagra Brands	54,940	2,063,546
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Henry Schein †	82,650	$ 6,739,281
Ingredion	51,200	5,208,576
Kimberly-Clark	43,050	5,778,171
Lamb Weston Holdings	33,580	3,509,782
Merck & Co.	58,100	6,181,259
Otis Worldwide	22,380	1,888,872
Pfizer	97,700	3,986,160
Visa Class A	17,090	3,853,112
		46,079,539
Total Common Stocks (cost $186,023,784)		175,258,872

Exchange-Traded Funds – 0.98%
iShares Core S&P 500 ETF	270	110,991
Vanguard S&P 500 ETF	4,340	1,632,144
Total Exchange-Traded Funds (cost $1,752,679)		1,743,135

Short-Term Investments – 0.01%
Money Market Mutual Funds – 0.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	5,038	5,038
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	5,038	5,038
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	5,038	5,038
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	5,038	5,038
Total Short-Term Investments (cost $20,152)		20,152

Total Value of Securities−99.57% (cost $187,796,615)		$177,022,159
Receivables and Other Assets Net of Liabilities — 0.43%		763,050
Net Assets Applicable to 36,579,254 Shares Outstanding — 100.00%	$177,785,209

NQ-IV083 [3/23] 5/23 (2913017)    1

Schedule of investments
Delaware VIP Global Value Equity   (Unaudited)
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV083 [3/23] 5/23 (2913017)